UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6465

The Travelers Series Trust
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  December 31
Date of reporting period: June 30, 2004

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT
JUNE 30, 2004

                                                              [UMBRELLA ART TOP]

                          [UMBRELLA ART BOTTOM]
                  THE TRAVELERS SERIES TRUST:

                  ZERO COUPON BOND FUND PORTFOLIO SERIES 2005

[TRAVELERS LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT 06103

SEMI-ANNUAL REPORT FOR THE TRAVELERS SERIES TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  WHAT'S INSIDE

LETTER FROM THE CHAIRMAN....................................    1
SCHEDULE OF INVESTMENTS.....................................    3
STATEMENT OF ASSETS AND LIABILITIES.........................    5
STATEMENT OF OPERATIONS.....................................    6
STATEMENTS OF CHANGES IN NET ASSETS.........................    7
NOTES TO FINANCIAL STATEMENTS...............................    8
FINANCIAL HIGHLIGHTS........................................   11

--------------------------------------------------------------------------------
                            LETTER FROM THE CHAIRMAN

                                                           [R. JAY GERKEN PHOTO]

                                                        R. JAY GERKEN, CFA
                                                        Chairman, President, and
                                                        Chief Executive Officer
DEAR SHAREHOLDER,

The bond markets experienced a pullback over the last six months amid signs of a strengthening economy, renewed inflationary pressures, and rising interest rates. In general, returns on most sectors of the fixed-income market were flat to slightly negative. (As you know, bond prices decline as interest rates rise.)
Since January 2, 2004, the yield on the 30-year Treasury bond rose from 5.07% to end June at 5.29%, settling back from a peak of 5.56% during May. The Treasury bond's total return over the six months was slightly negative.(i)

After a four-year period of monetary easing, which saw the Federal Reserve Bank ("Fed") steer the key federal funds target rate(ii) down to a 40-year low of 1.00%, the central bank reversed course in late June to what many observers believe will be a protracted period of monetary tightening or steering short-term interest rates higher. Higher interest rates can act as a brake on robust economic growth, which helps maintain a balance between steady growth and the inflation that generally accompanies that growth.

The Fed's increase in the federal funds rate to 1.25% at the end of June was widely anticipated. Yields on most fixed-income instruments began moving up earlier this year and continued their ascent as it became more evident that the improving economy and higher inflation would compel the Fed to act in June. In particular, evidence of renewed job growth -- the one missing piece from the economic recovery -- drove rates higher beginning in the spring.

As interest rates rose, the yield curve(iii) flattened with two-year Treasuries increasing in yield by 77 basis points(iv) while the 30-year yield increased only 12 basis points. Despite this flattening, shorter-maturity strip bonds outperformed longer-term strips, as 25(+)-year strips had negative returns in excess of 4.00%.(v) This performance difference was solely because short-duration(vi) bonds are less volatile than long-duration bonds. Yield spreads(vii) of long strip bonds actually narrowed to coupon while short maturity strips widened.

PORTFOLIO PERFORMANCE

Within this environment, the Portfolio performed as follows:(1)

During the six months ended June 30, 2004, the Zero Coupon Bond Fund Portfolio Series 2005 returned -0.03%. The Portfolio performed in-line with its unmanaged benchmarks, the Merrill Lynch Zero Coupon -- 10 Year Index(viii) and the U.S. Treasury STRIP Maturing 11/15/2005,(ix) which returned -0.32% and 0.13%, respectively. The Portfolio also edged out its Lipper target maturity variable funds category average,(2) which returned -0.29%.

                          PERFORMANCE OF THE PORTFOLIO
                              AS OF JUNE 30, 2004

                                                              6 MONTHS
  Zero Coupon Bond Fund Portfolio Series 2005                   -0.03%

  Merrill Lynch Zero Coupon -- 10 Year Index                    -0.32%

  U.S. Treasury STRIP Maturing 11/15/2005                        0.13%

  Lipper Target Maturity Variable Funds Category Average        -0.29%

     THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE AND INVESTORS' SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

     The performance returns set forth above do not reflect the reduction of sales charges and expenses imposed in connection with investing in variable annuity and life contracts such as administrative fees, account charges, and surrender charges; which, if reflected, would reduce the performance of the funds.

     Performance figures may reflect fee waivers and/or expense reimbursements, if any. In the absence of fee waivers and/or expense reimbursements, if any, the total return would be reduced.

(1) The fund is an underlying investment option of various variable annuity and life products. Fund performance returns do not reflect the deduction of sales charges and expenses imposed in connection with investing in variable annuity and life contracts such as administrative fees, account charges, and surrender charges, which if reflected, would reduce the performance of the fund. An investor may not invest directly in the fund. PAST PERFORMANCE IS NO INDICATION OF FUTURE RESULTS.

(2) Lipper is a major independent mutual fund tracking organization. Average annual returns are based on the six-month period ended June 30, 2004, calculated among nine funds in the Lipper target maturity variable funds category with reinvestment of dividends and capital gains, if any.

INFORMATION ABOUT YOUR FUND

In recent months several issues in the mutual fund and variable product industries have come under the scrutiny of federal and state regulators. Travelers Life & Annuity and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, revenue sharing, and other mutual fund and variable product issues in connection with various investigations. The Fund has been informed that Travelers Life & Annuity and its affiliates are responding to those information requests and cooperating with the regulators, but are not in a position to predict the outcome of these requests and investigations.

In November 2003, Citigroup Asset Management disclosed an investigation by the Securities and Exchange Commission ("SEC") and the U.S. Attorney relating to Citigroup Asset Management's entry into the transfer agency business during 1997-1999. On July 20, 2004, Citigroup disclosed that it had been notified by the Staff of the SEC that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against certain advisory and transfer agent entities affiliated with Citigroup relating to the creation and operation of its internal transfer agent unit to serve primarily the Smith Barney family of mutual funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund.

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken
R. Jay Gerken, CFA
Chairman, President, and Chief Executive Officer

July 20, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Please note an investor cannot invest directly in an index.

Past performance is no guarantee of future results. The performance returns set forth do not reflect the deduction of sales charges and expenses imposed in connection with investing in variable annuity and life contracts, including but not limited to, administrative fees, account charges, and surrender charges, which if reflected, would reduce performance.

Portfolio holdings and breakdowns are as of June 30, 2004 and are subject to change. Please refer to page 3 for a list and percentage breakdown of the fund's holdings.

The commentary provided is as of July 20, 2004 and is subject to change based on the market and other conditions. The views expressed are those of the portfolio manager and are not intended to be a forecast of future events, a guarantee of future results or investment advice. These views may differ from those of other portfolio managers or the firm as a whole. Past performance is no guarantee of future results.

(i)  Source: Bloomberg, L.P.
(ii) The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
(iii) The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.
(iv)  A basis point is one one-hundredth (1/100 or 0.01) of one percent.
(v)  Source: Bloomberg, L.P.
(vi) Duration is a common gauge of the price sensitivity of a fixed income asset or portfolio to a change in interest rate.
(vii) Yield spread is the difference between yields on securities of the same quality but different maturities or the difference between yields on securities of the same maturity but different quality.
(viii) The Merrill Lynch Zero Coupon -- 10 Year Index is a U.S. Government stripped security that has a maturity not greater then ten years.
(ix) Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) are Treasuries that have been stripped of their interest payment (its coupon). A STRIP pays no cash income but is purchased at a substantial discount from its value at maturity.
 2

--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS (UNAUDITED)                               JUNE 30, 2004

   FACE
  AMOUNT     RATING(A)                             SECURITY                              VALUE
-------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 81.0%
$1,350,000    AAA        U.S. Treasury Note, Stripped Principal Payment only, to
                           yield 6.461% due 8/15/05..................................  $1,317,695
 1,375,000    AAA        U.S. Treasury Note, Stripped Principal Payment only, to
                           yield 6.301% due 11/15/05.................................   1,331,979
 1,800,000    AAA        U.S. Treasury Note, Stripped Principal Payment only, to
                           yield 3.960% due 5/15/07..................................   1,643,594
-------------------------------------------------------------------------------------------------
                         TOTAL U.S. TREASURY OBLIGATIONS (Cost -- $4,128,326)........   4,293,268
-------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES -- 4.5%
-------------------------------------------------------------------------------------------------
FOOD -- 1.5%
    80,000    BBB+       General Mills Inc., zero coupon bond to yield 6.787% due
                           8/15/04...................................................      79,845
-------------------------------------------------------------------------------------------------
INSURANCE -- 1.5%
    80,000    AAA        American International Group, zero coupon bond to yield
                           6.596% due 8/15/04........................................      79,868
-------------------------------------------------------------------------------------------------
OIL -- 1.5%
    80,000    AAA        Exxon Capital Corp., zero coupon bond to yield 6.563% due
                           11/15/04..................................................      79,447
-------------------------------------------------------------------------------------------------
                         TOTAL CORPORATE BONDS AND NOTES (Cost -- $236,879)..........     239,160
-------------------------------------------------------------------------------------------------
                         SUB-TOTAL INVESTMENTS (Cost -- $4,365,205)..................   4,532,428
-------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 14.5%
   769,000               State Street Bank and Trust Co. dated 6/30/04, 1.150% due
                           7/1/04; Proceeds at maturity -- $769,025; (Fully
                           collateralized by U.S. Treasury Notes, 5.000% due 8/15/11;
                           Market value -- $788,252) (Cost -- $769,000)..............     769,000
-------------------------------------------------------------------------------------------------
                         TOTAL INVESTMENTS -- 100.0% (Cost -- $5,134,205*)...........  $5,301,428
-------------------------------------------------------------------------------------------------

(a) All ratings are by Standard & Poor's Ratings Service.
 *  Aggregate cost for Federal income tax purposes is substantially the same.

    See page 4 for definitions of ratings.

                        SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 BOND RATINGS (UNAUDITED)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "BBB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA  --   Bonds rated "AAA" have the highest rating assigned by
          Standard & Poor's to a debt obligation. Capacity to pay
          interest and repay principal is extremely strong.
AA   --   Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.
A    --   Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and
          economic conditions than bonds in higher rated categories.
BBB  --   Bonds rated "BBB" have an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or
          changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in
          this category than in higher rated categories.

--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                   JUNE 30, 2004

ASSETS:
  Investments, at value (Cost -- $4,365,205)................   $4,532,428
  Repurchase agreement, at value (Cost -- $769,000).........      769,000
  Cash......................................................          486
  Receivable for Fund shares sold...........................       29,900
  Interest receivable.......................................           24
  Receivable from administrator.............................        7,013
-------------------------------------------------------------------------
  TOTAL ASSETS..............................................    5,338,851
-------------------------------------------------------------------------
LIABILITIES:
  Investment advisory fee payable...........................          274
  Accrued expenses..........................................       28,052
-------------------------------------------------------------------------
  TOTAL LIABILITIES.........................................       28,326
-------------------------------------------------------------------------
TOTAL NET ASSETS............................................   $5,310,525
-------------------------------------------------------------------------
NET ASSETS:
  Capital paid in excess of par value.......................   $4,983,949
  Undistributed net investment income.......................      116,322
  Accumulated net realized gain from investment
     transactions...........................................       43,031
  Net unrealized appreciation of investments................      167,223
-------------------------------------------------------------------------
TOTAL NET ASSETS............................................   $5,310,525
-------------------------------------------------------------------------
SHARES OUTSTANDING..........................................      465,346
-------------------------------------------------------------------------
NET ASSET VALUE.............................................       $11.41
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS (UNAUDITED)      FOR THE SIX MONTHS ENDED JUNE 30, 2004

INVESTMENT INCOME:
  Interest..................................................    $  120,243
---------------------------------------------------------------------------
EXPENSES:
  Audit and legal...........................................        14,847
  Shareholder communications................................        11,192
  Custody...................................................         5,166
  Directors' fees...........................................         3,061
  Investment advisory fee (Note 2)..........................         2,609
  Transfer agency services..................................         2,494
  Administration fee (Note 2)...............................         1,565
  Other.....................................................           358
---------------------------------------------------------------------------
  TOTAL EXPENSES............................................        41,292
  Less: Expense reimbursement (Note 2)......................       (37,378)
---------------------------------------------------------------------------
  NET EXPENSES..............................................         3,914
---------------------------------------------------------------------------
NET INVESTMENT INCOME.......................................       116,329
---------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 3):
  Realized Gain From Investment Transactions (excluding
     short-term investments):
     Proceeds from sales....................................     1,095,310
     Cost of securities sold................................     1,050,276
---------------------------------------------------------------------------
  NET REALIZED GAIN.........................................        45,034
---------------------------------------------------------------------------
  Change in Net Unrealized Appreciation of Investments:
     Beginning of period....................................       328,858
     End of period..........................................       167,223
---------------------------------------------------------------------------
  DECREASE IN NET UNREALIZED APPRECIATION...................      (161,635)
---------------------------------------------------------------------------
NET LOSS ON INVESTMENTS.....................................      (116,601)
---------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM OPERATIONS......................    $     (272)
---------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 6

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
AND THE YEAR ENDED DECEMBER 31, 2003

                                                                 2004         2003
-------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income.....................................  $  116,329   $  281,130
  Net realized gain.........................................      45,034       14,656
  Decrease in net unrealized appreciation...................    (161,635)    (145,875)
-------------------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.........        (272)     149,911
-------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.....................................      (2,216)    (285,700)
  Net realized gains........................................     (14,679)     (36,106)
-------------------------------------------------------------------------------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
     SHAREHOLDERS...........................................     (16,895)    (321,806)
-------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
  Net proceeds from sale of shares..........................     292,192    1,190,465
  Net asset value of shares issued for reinvestment of
     dividends..............................................      16,895      321,806
  Cost of shares reacquired.................................    (612,928)  (2,187,042)
-------------------------------------------------------------------------------------
  DECREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS.......    (303,841)    (674,771)
-------------------------------------------------------------------------------------
DECREASE IN NET ASSETS......................................    (321,008)    (846,666)
NET ASSETS:
  Beginning of period.......................................   5,631,533    6,478,199
-------------------------------------------------------------------------------------
  END OF PERIOD*............................................  $5,310,525   $5,631,533
-------------------------------------------------------------------------------------
* Includes undistributed net investment income of:..........    $116,322       $2,209
-------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     1.  SIGNIFICANT ACCOUNTING POLICIES

     The Zero Coupon Bond Fund Portfolio Series 2005 ("Fund"), a separate investment fund of The Travelers Series Trust ("Trust"), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company and consists of this fund and fifteen other separate investment funds: U.S. Government Securities, Social Awareness Stock, Pioneer Fund, Travelers Quality Bond, Lazard International Stock, MFS Emerging Growth, Federated High Yield, Federated Stock, Large Cap, Equity Income, Disciplined Mid Cap Stock, Convertible Securities, Merrill Lynch Large Cap Core, MFS Mid Cap Growth and MFS Value Portfolios. Shares of the Trust are offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various affiliated life insurance companies. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

     The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles ("GAAP"); (a) security transactions are accounted for on trade date;
(b) securities traded on national securities markets are valued at the closing prices on such markets; securities for which no sales prices were reported and U.S. government agencies and obligations are valued at the mean between the last reported bid and ask prices or on the basis of quotations received from reputable brokers or other recognized sources; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) securities that have a maturity of 60 days or more are valued at prices based on market quotations for securities of similar type, yield and maturity; (e) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (f) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (g) gains or losses on the sale of securities are calculated by using the specific identification method; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends and capital gains, if any, at least annually; (i) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (j) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

     2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS

     Travelers Asset Management International Company LLC ("TAMIC"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays TAMIC an investment advisory fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

     The Travelers Insurance Company ("TIC"), another indirect wholly-owned subsidiary of Citigroup, acts as administrator to the Fund. The Fund pays TIC an administration fee calculated at an annual rate of 0.06% of the Fund's average daily net assets. This fee is calculated daily and paid monthly. TIC has entered into a sub-administrative service agreement with Smith Barney Fund Management LLC ("SBFM"). TIC pays SBFM, as sub-administrator, a fee calculated at an annual rate of 0.02% of the Fund's average daily net assets plus $30,000, subject to a maximum of 0.06% of the Fund's average daily net assets.

     For the six months ended June 30, 2004, the Fund had a voluntary expense limitation in place of 0.15%. As a result, TIC has agreed to reimburse the Fund for expenses in the amount of $37,378. This expense limitation can be terminated at any time by TIC.

     Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. During the six months ended June 30, 2004, the Fund paid transfer agent fees of $2,500 to CTB.

     One Trustee and all officers of the Trust are employees of Citigroup or its affiliates.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     3.  INVESTMENTS

     During the six months ended June 30, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

------------------------------------------------------------------------
Purchases...................................................          --
------------------------------------------------------------------------
Sales.......................................................  $1,095,310
------------------------------------------------------------------------

     At June 30, 2004, the aggregate unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

----------------------------------------------------------------------
Gross unrealized appreciation...............................  $167,223
Gross unrealized depreciation...............................        --
----------------------------------------------------------------------
Net unrealized appreciation.................................  $167,223
----------------------------------------------------------------------

     4.  REPURCHASE AGREEMENTS

     When entering into repurchase agreements, it is the Fund's policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

     5.  STRIPPED SECURITIES

     The Fund invests primarily in "Stripped Securities," a term used collectively for Stripped Treasury Securities, Stripped Government Securities, Stripped Corporate Securities, and Stripped Eurodollar Obligations; as well as other stripped securities. Stripped securities can be securities consisting of debt obligations that have been stripped of unmatured interest coupons, securities consisting of unmatured interest coupons that have been stripped from debt obligations, or debt obligations that are issued without interest coupons and are sold at substantial discounts from their face amounts.

     Stripped Securities do not make periodic payments of interest prior to maturity. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market's perception of the securities. Fluctuations in response to interest rates may be greater than those for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

     6.  SHARES OF BENEFICIAL INTEREST

     The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest without par value. Transactions in shares of the Fund were as follows:

                                                              SIX MONTHS ENDED       YEAR ENDED
                                                               JUNE 30, 2004      DECEMBER 31, 2003
---------------------------------------------------------------------------------------------------
Shares sold.................................................       25,522               99,770
Shares issued on reinvestment...............................        1,482               27,948
Shares reacquired...........................................      (53,527)            (182,780)
---------------------------------------------------------------------------------------------------
Net Decrease................................................      (26,523)             (55,062)
---------------------------------------------------------------------------------------------------

     7.  ADDITIONAL INFORMATION

     Citigroup has been notified by the Staff of the Securities and Exchange Commission ("SEC") that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against Citigroup Asset Management ("CAM"), including its applicable investment advisory companies and Citicorp Trust Bank ("CTB"), an internal transfer agent, relating to the creation and operation of the internal transfer agent unit to serve certain CAM-managed funds, including the Fund. This notification arises out of a previously disclosed investigation by the SEC and the U.S. Attorney and relates to CTB's entry in 1999 into the transfer agency business, CAM's retention of, and agreements with an unaffiliated sub transfer agent, the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangements, (including CAM's failure to disclose a related revenue guarantee agreement benefiting CAM and its affiliates), and CAM's operation of and compensation for the transfer agency business. The revenue guarantee described above was terminated in 1999 and CAM

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

will be paying the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee. Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Fund. On August 12, 2004, CAM paid the Fund $1,689, its allocable share of the amount described above through a waiver of its fees.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

                                        2004(1)        2003(2)        2002(2)        2001(2)        2000(2)          1999
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD..............................   $11.45         $11.84         $11.78         $11.56         $10.65         $11.26
---------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income(3)............     0.25           0.49           0.55           0.61           0.67           0.62
  Net realized and unrealized gain
     (loss)...........................    (0.26)         (0.21)          0.70           0.13           0.79          (1.23)
---------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations...    (0.01)          0.28           1.25           0.74           1.46          (0.61)
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income...............    (0.00)*        (0.61)         (1.05)         (0.50)         (0.55)            --
  Net realized gains..................    (0.03)         (0.06)         (0.14)         (0.02)            --             --
---------------------------------------------------------------------------------------------------------------------------
Total Distributions...................    (0.03)         (0.67)         (1.19)         (0.52)         (0.55)            --
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD........   $11.41         $11.45         $11.84         $11.78         $11.56         $10.65
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(4).......................    (0.03)%++       2.36%         10.79%          6.41%         14.13%         (5.42)%
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S).....   $5,311         $5,632         $6,478         $5,744         $4,346         $3,001
---------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses(3)(5)......................     0.15%+         0.15%          0.15%          0.15%          0.15%          0.15%
  Net investment income...............     4.46+          4.11           4.58           5.18           6.07           5.68
---------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE...............        0%             0%             0%            16%            30%            18%
---------------------------------------------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2004 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For six months ended June 30, 2004 and the five years ended December 31, 2003, The Travelers Insurance Company reimbursed the Fund for $37,378, $69,291, $68,397, $57,934, $46,621 and $55,152 in expenses, respectively. If such expenses were not reimbursed, the per share decreases to net investment income and actual expense ratios would have been as follows:

                                                  EXPENSE RATIOS
                 PER SHARE DECREASES              WITHOUT EXPENSE
               TO NET INVESTMENT INCOME           REIMBURSEMENTS
               ------------------------         -------------------
  2004                  $0.08                          1.58%+
  2003                   0.12                          1.16
  2002                   0.14                          1.27
  2001                   0.13                          1.28
  2000                   0.14                          1.44
  1999                   0.20                          1.95

(4) Total returns do not reflect expenses associated with your variable contract such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(5) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.15%.
 *  Amount represents less than $0.01 per share.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

                     (This page intentionally left blank.)

THE TRAVELERS SERIES TRUST
--------------------------------------------------------------------------------

TRUSTEES

R. Jay Gerken, CFA
  Chairman
Robert E. McGill, III
Frances M. Hawk, CFA, CFP
Lewis Mandell

OFFICERS

R. Jay Gerken, CFA
President and
Chief Executive Officer

Andrew B. Shoup
Senior Vice President and
Chief Administrative Officer

William D. Wilcox*
Chief Compliance Officer

Andrew Beagley
Chief Anti-Money Laundering
Compliance Officer

Kaprel Ozsolak
Controller

Kathleen A. McGah
Secretary

Ernest J. Wright
Assistant Secretary

---------------
* As of July 23, 2004.

INVESTMENT ADVISER

Travelers Asset Management International Company LLC

ADMINISTRATOR

The Travelers Insurance Company

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.

The Fund is a separate investment fund of The Travelers Series Trust, a Massachusetts business trust.

This report is prepared for the general information of variable annuity or life contract owners and is not an offer of shares of the Zero Coupon Bond Fund Portfolio Series 2005.

Beginning August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 will be available (1) without charge, upon request, by calling 1-800-842-9368 and (2) on the SEC's website at www.sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-842-9368 and by visiting the SEC's website at www.sec.gov.

VG-ZERO (Semi) (8-04) Printed in U.S.A.

ITEM 2.  CODE OF ETHICS.

         Not Applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not Applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 11.    EXHIBITS.

      (a)   Not applicable.

      (b)   Attached hereto.


      Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

      Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

The Travelers Series Trust

By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      The Travelers Series Trust

Date: September 9, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      The Travelers Series Trust

Date: September 9, 2004

By:   /s/ Andrew B. Shoup
      Andrew B. Shoup
      Chief Administrative Officer of
      The Travelers Series Trust

Date: September 9, 2004